Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New Horizons Fund, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE New Horizons Fund Investor Class I Class Z Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in a diversified group of small, emerging growth companies, preferably early in their corporate life cycle before the companies become widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. The portfolio manager will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund’s other investment criteria.

When choosing stocks for the fund’s portfolio, T. Rowe Price analysts tend to look for small growth companies that exhibit some or all of the following characteristics:
  effective management;
  operate in fertile growth areas;
  demonstrate innovative research, product development, and marketing;
  provide efficient service;
  possess pricing flexibility; and
  employ sound financial and accounting policies.
In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The fund may at times invest significantly in securities issued by technology companies. While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows.

Small-cap stocks Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Private placements and IPOs Investments in the stocks of privately held companies and in companies that only recently begun to publicly trade involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Investments in the financials sector are susceptible to adverse developments relating to regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

		Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	NEW HORIZONS FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	20.77%	Worst Quarter	12/31/18	-17.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price New Horizons Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	$ 954
2010	rr_AnnualReturn2010	34.67%
2011	rr_AnnualReturn2011	6.63%
2012	rr_AnnualReturn2012	16.20%
2013	rr_AnnualReturn2013	49.11%
2014	rr_AnnualReturn2014	6.10%
2015	rr_AnnualReturn2015	4.50%
2016	rr_AnnualReturn2016	7.79%
2017	rr_AnnualReturn2017	31.49%
2018	rr_AnnualReturn2018	4.04%
2019	rr_AnnualReturn2019	37.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.04%)
1 Year	rr_AverageAnnualReturnYear01	37.71%
5 Years	rr_AverageAnnualReturnYear05	16.24%
10 Years	rr_AverageAnnualReturnYear10	18.80%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1960
T. Rowe Price New Horizons Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	37.85%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	17.88%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price New Horizons Fund, Inc. | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2020
T. Rowe Price New Horizons Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.23%
5 Years	rr_AverageAnnualReturnYear05	13.76%
10 Years	rr_AverageAnnualReturnYear10	16.58%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1960
T. Rowe Price New Horizons Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	15.40%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 1960
T. Rowe Price New Horizons Fund, Inc. | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Since inception	rr_AverageAnnualReturnSinceInception	10.39%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price New Horizons Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Since inception	rr_AverageAnnualReturnSinceInception	14.14%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price New Horizons Fund, Inc. | Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.83%
5 Years	rr_AverageAnnualReturnYear05	11.33%
10 Years	rr_AverageAnnualReturnYear10	13.02%
Since inception	rr_AverageAnnualReturnSinceInception	12.86%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[3]	Return since 8/28/15.